Chartered-in Vessels (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Capital Lease Obligations

	December 31, 2022 $	December 31, 2021 $
Total obligations related to finance leases	1,697,080	1,268,990
Less current portion	(122,488)	(73,953)
Long-term obligations related to finance leases	1,574,592	1,195,037

Commitment Under Capital Leases
As at December 31, 2022, the remaining commitments related to the financial liabilities of these nine LNG carriers and 10 NGL carriers, including the amounts to be paid to repurchase the vessels, approximated $2.1 billion including imputed interest of $402.0 million repayable through 2034, as indicated below:

Year	Commitments as at December 31, 2022
2023	$211,320
2024	$206,537
2025	$231,246
2026	$440,527
2027	$359,221
Thereafter	$650,208

Schedule of Operating Leases
As at December 31, 2022, the total estimated future minimum rental payments to be received and paid by the Tangguh Joint Venture related to the lease contracts are as follows:

Year	Head Lease Receipts (i) $	Sublease Payments (i) (ii) $
2023	21,242	23,934
2024	21,242	23,934
2025	21,242	23,934
2026	21,242	23,934
2027	21,242	23,934
Thereafter	26,643	30,054
Total	132,853	149,724
(i) The Head Leases are fixed-rate operating leases while the Subleases have a variable-rate component. As at December 31, 2022, the Company had received $377.5 million of aggregate Head Lease receipts and had paid $334.7 million of aggregate Sublease payments. The portion of the Head Lease receipts that has not been recognized into earnings is deferred and amortized on a straight-line basis over the lease terms and, as at December 31, 2022, $3.7 million (December 31, 2021 – $3.7 million) and $14.4 million (December 31, 2021 – $18.1 million) of Head Lease receipts had been deferred and included in unearned revenue and other long-term liabilities, respectively, in the Company’s consolidated balance sheets.
(ii) The amount of payments related to the Subleases are updated annually to reflect any changes in the lease payments due to changes in tax law.